UNITED STATES
					SECURITIES AND EXCHANGE COMMSSION
					WASHINGTON, D.C. 20549

					FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended:  June 30, 2000

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):  [    ] is a restatement.
					[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Fortaleza Asset Management, Inc.
Address:		200 W. Adams Street
			Suite 2000
			Chicago, IL 60606

13F File Number:	28-5120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:				Diana Gonzales
Title:			Corporate Secretary
Phone:			312-621-6111
Signature, Place, and Date of Signing:

	Diana Gonzales		Chicago, Illinois		August 11, 2000

Report Type (Check only one.):

[ X ] 			13F HOLDINGS REPORT.

[    ]			13F NOTICE

[    ]			13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

				FORM 13F SUMMARY PAGE

Report summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Totals:			84

Form 13F Information Table Value Totals:			$305,713

List of Other Included Managers:

No.    13F File Number                          Name

                                                       Form 13F Information Table
                                                  Value   Shares/ Sh/     Put/    Invstmt Other           Voting Authority
Name of Issuer               Title of ClCusip  (x$1000)Prn Amt Prn  Call  Dscretn ManagersSole Shared  None
-----------------------------------------------------------------------------------------------------------
Aclara BioSciences Inc.       Common   00461P106    3056   60000sh     sole                42200  0   17800
Advent Software               Common   007974108    6960  107900sh     sole                73900  0   34000
Aeroflex, Inc.                Common   007768104    5736  115450sh     sole                80950  0   34500
Alexion Pharmaceuticals       Common   015351109    5945   83150sh     sole                58550  0   24600
Anadigics Inc.                Common   032515108       6     200sh     sole                  200  0       0
Art Tech Group                Common   04289L107    3392   33600sh     sole                23500  0   10100
Biovail Corporation           Common   09067J109    2977   53700sh     sole                36700  0   17000
Celgene Corp.                 Common   151020104    6641  112800sh     sole                79350  0   33450
Cell Pathways                 Common   15114R101    1351   57500sh     sole                40400  0   17100
Cephalon, Inc.                Common   156708109    4700   78500sh     sole                55300  0   23200
Cheesecake Factory            Common   163072101    3387  123150sh     sole                85950  0   37200
Chico's Fashions              Common   168615102    4586  229300sh     sole               157500  0   71800
Chris & Banks (formerly Braun'Common   105658108    5024  136950sh     sole                96200  0   40750
City National Corp            Common   178566105    4490  129200sh     sole                90700  0   38500
Computer Horizon              Common   205908106    1680  125000sh     sole                88000  0   37000
Cor Therapeutics              Common   217753102    5899   69150sh     sole                48750  0   20400
Cost Plus World Market        Common   221485105    4419  154022sh     sole               108422  0   45600
Cree, Inc.                    Common   225447101    4873   36500sh     sole                25700  0   10800
Cross Timbers Oil             Common   227573102    4219  190675sh     sole               134575  0   56100
Cypress Semiconductor         Common   232806109    3097   73300sh     sole                54200  0   19100
Cytyc Corporation             Common   232946103    4046   75800sh     sole                52900  0   22900
Digimarc Corp.                Common   253807101    3735   97000sh     sole                68100  0   28900
Digital Insight               Common   25385P106    3029   89100sh     sole                62800  0   26300
Digital Lightwave             Common   253855100    6141   61100sh     sole                43350  0   17750
Digital Microwave             Common   253859102    3660   96000sh     sole                68400  0   27600
Documentum                    Common   256159104    4469   50000sh     sole                33600  0   16400
Dollar Tree Stores            Common   256747106    5780  146100sh     sole               102900  0   43200
Dusa Pharmaceuticals          Common   266898105    3457  117200sh     sole                82500  0   34700
Electro Scientific            Common   285229100    1805   41000sh     sole                29000  0   12000
Emcore Corporation            Common   290846104    5448   45400sh     sole                32000  0   13400
Exar Corporation              Common   300645108    5179   59400sh     sole                41700  0   17700
Firepond, Inc.                Common   318224102    2520   70000sh     sole                54000  0   16000
Gasonics                      Common   367278108    4555  115500sh     sole                81300  0   34200
Global Industries Ltd.        Common   379336100    4422  234300sh     sole               162200  0   72100
Greater Bay Bancorp.          Common   391648102    5572  119200sh     sole                85400  0   33800
Hispanic Broadcasing Corp.    ClassA   422799106       7     200sh     sole                  200  0       0
Hyperion Solutions Corp.      Common   44914M104    3244  100000sh     sole                70000  0   30000
IDEC Pharmaceuticals Corp.    Common   449370105      12     100sh     sole                  100  0       0
II-VI, Inc.                   Common   902104108    4339   89700sh     sole                63600  0   26100
Ilex Oncology, Inc.           Common   451923106    3842  108980sh     sole                76780  0   32200
Integrated Device             Common   458118106    6269  104700sh     sole                73800  0   30900
JDA Software                  Common   46612K108    2897  151000sh     sole               115300  0   35700
King Pharmaceuticals          Common   495582108    7730  176175sh     sole               124275  0   51900
Kulicke and Soffa Ind.        Common   501242101    3632   61175sh     sole                42975  0   18200
LCC International             Common   501810105    4534  166000sh     sole               117100  0   48900
LJL Bio Systems               Common   501873103    2180  112500sh     sole                82500  0   30000
Learning Tree                 Common   522015106    4441   72500sh     sole                51400  0   21100
MacroVision                   Common   555904101    4615   72200sh     sole                50800  0   21400
Macromedia                    Common   556100105      10     100sh     sole                  100  0       0
Marine Drilling               Common   568240204       8     300sh     sole                  300  0       0
Mercury Interactive Corp.     Common   589405109      10     100sh     sole                  100  0       0
Millennium Pharmaceuticals    Common   599902103    2582   23075sh     sole                16475  0    6600
MiniMed Inc.                  Common   60365K108      12     100sh     sole                  100  0       0
Myriad  Genetics              Common   62855J104    6378   43075sh     sole                30275  0   12800
Nanometrics                   Common   630077105    4337  105300sh     sole                73800  0   31500
Newport Corporation           Common   651824104    6443   60000sh     sole                41900  0   18100
Novellus Systems              Common   670008101      17     300sh     sole                  300  0       0
OSI Pharmaceuticals           Common   671040103    3656  126900sh     sole                89300  0   37600
Outback Steakhouse            Common   689899102    2271   77650sh     sole                54650  0   23000
PF Changs China Bistro        Common   69333Y108    1597   50000sh     sole                35000  0   15000
Pharmacopeia, Inc.            Common   71713B104    4190   90350sh     sole                63650  0   26700
Photronics                    Common   719405102    2165   76300sh     sole                55300  0   21000
Pier 1 Imports                Common   720279108    3170  325150sh     sole               229450  0   95700
Pinnacle Systems              Common   723481107    1695   75400sh     sole                52400  0   23000
Power Wave                    Common   739363109    1778   40400sh     sole                28500  0   11900
Protein Design Labs           Common   74369L103    5031   30500sh     sole                21500  0    9000
QLT Incorporated              Common   746927102    5134   66400sh     sole                46850  0   19550
RSA Security Inc.             Common   749719100    4654   67200sh     sole                47500  0   19700
Rare Hospitality Inc.         Common   753820109    3565  126200sh     sole                89000  0   37200
Rehabcare                     Common   759148109    6815  250100sh     sole               177300  0   72800
SawTek                        Common   805468105    2599   45150sh     sole                32050  0   13100
Signal Technologies           Common   826675100    2925  117000sh     sole                82500  0   34500
Sillicon Valley Bancshares    Common   827064106    5115  120000sh     sole                84000  0   36000
SpectraLink Corporation       Common   847580107    2011  137500sh     sole               100500  0   37000
SuperGen Inc.                 Common   868059106    2440   67300sh     sole                46600  0   20700
Sybase Inc.                   Common   087130100    2726  118500sh     sole                88000  0   30500
Talbots                       Common   874161102    3163   57575sh     sole                40475  0   17100
Tidewater Inc.                Common   886423102    3931  109200sh     sole                77300  0   31900
Tollgrade Communications      Common   889542106    3445   26000sh     sole                18350  0    7650
Veeco Instruments             Common   922417100    4928   67275sh     sole                47975  0   19300
Ventana Medical Systems       Common   92276H106       5     200sh     sole                  200  0       0
Vertex                        Common   92532F100    6644   63050sh     sole                44050  0   19000
Virata Corporation            Common   927646109    2993   50200sh     sole                35400  0   14800
Zales                         Common   988858106    3451   94550sh     sole                65350  0   29200